RECLAMATION AND REMEDIATION LIABILITIES	12 Months Ended
Dec. 31, 2021
Reclamation And Remediation Liabilities [Abstract]
RECLAMATION AND REMEDIATION LIABILITIES [Text Block]

15. RECLAMATION AND REMEDIATION LIABILITIES

The Company conducts its operations so as to protect the public health and the environment, and to comply with all applicable laws and regulations governing protection of the environment. The site has been reclaimed by the former owner, Kinross, and the Company's environmental liabilities consist mostly of water treatment, general site maintenance and environmental monitoring costs.

The reclamation and remediation obligation represents the present value of the water treatment and environmental monitoring activities expected to be completed over the next 70 years. The cost projection has been prepared by an independent third party with expertise in mining site reclamation. Water treatment costs could be reduced in the event that mining at DeLamar resumes in the future. The Company's cost estimates do not currently assume any future mining activities. Assumptions based on the current economic environment have been made, which management believes are a reasonable basis upon which to estimate the future liability.

These estimates are reviewed regularly to take into account any material changes to the assumptions. However, actual water treatment and environmental monitoring costs will ultimately depend upon future market prices for the required activities that will reflect market conditions at the relevant time.

For the year ended December 31, 2020, the Company reviewed and revised some of its December 31, 2019 assumptions and estimates. The discount rate assumption changed significantly in 2020 as it is based on the US Treasury rate. As a result, the discount rate decreased from 2.39% to 1.65% in the year ended December 31, 2020, which increased the present value of the reclamation liability. The inflation rates have been revised to 1.50% for 2021 and 2.0% for the following years. The company applied 0% market risk premium for 2020, 2.5% for 2021 and 2022, and 5% for the following years. The Company maintained the same market risk premium for the year ended December 31, 2020.

For the year ended December 31, 2021, the Company reviewed and revised some of its December 31, 2020 assumptions and estimates. The discount rate assumption changed in 2021 as it is based on the US Treasury rate. As a result, the discount rate increased from 1.65% to 1.90% in the current period, which decreased the present value of the reclamation liability. The inflation rates have been revised to 0% for 2022, as short-term inflation had already been factored in the 2022 cost estimates, and 2.3% for the following years. The Company applied 0% market risk premium for 2022, 2.5% for 2023 and 2024, and 5% for the following years.

Changes resulting from the reclamation assumptions revision are recognized as a change in the carrying amount of the reclamation liability and the related asset retirement cost capitalized as part of the carrying amount of the related long-lived asset (see Note 10).

The following table details the changes in the reclamation and remediation liability.

Water Treatment, General Site Maintenance and Environmental Monitoring	$
Liability balance at January 1, 2020	34,117,769
Reclamation spending	(1,559,513)
Accretion expenses	704,349
Reclamation adjustment	9,425,220
Liability balance at December 31, 2020	42,687,825
Reclamation spending	(1,585,396)
Accretion expenses	787,859
Reclamation adjustment	(424,038)
Balance at December 31, 2021	41,466,250

	December 31, 2021	December 31, 2020	January 1, 2020
Current portion	$1,875,298	$1,919,876	$1,785,602
Non-current portion	39,590,952	40,767,949	32,332,167

As at December 31, 2021, the current portion of the reclamation and remediation obligation of $1,875,298 represents the total estimated water treatment, general site maintenance and environmental monitoring costs estimated to be incurred from January 1, 2022 - December 31, 2022.

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations.

The Company's reclamation and remediation bonds as of December 31, 2021 amount to $3.6mm.

Reclamation and Remediation Bonds	December 31, 2021	December 31, 2020
Idaho Department of Lands	2,893,829	2,867,629
Idaho Department of Environmental Quality	100,000	100,000
Bureau of Land Management - Idaho State Office	631,400	569,500
Total	$3,625,229	$3,537,129

The Company's reclamation and remediation obligations are secured with surety bonds, which are subject to a 2.5% management fee. These surety bonds originally had a 50% cash collateral requirement. The cash collateral requirement decreased from 50% to 0% and the cash collateral was returned to the Company in 2020.